Consolidated Statements of Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss) for the period	R$ (7,044,706)	R$ 14,106,381	R$ 23,394,887
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	(362,797)	(1,311)	(3,441)
Tax effect on the fair value of investments	(1,434)	446	1,170
Other Comprehensive IIncome - (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	5,430	(480)	(9,499)
Other Comprehensive IIncome (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax	1,846	(163)	(3,260)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	132,344	(128,047)	(3,182)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax	(44,997)	43,536	1,082
Items with no subsequent effect on income (loss)	(273,300)	(85,693)	(10,610)
Exchange rate variations on conversion of financial information of the subsidiaries abroad	163,185	4,707	(16,035)
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax		471	(235,737)
Items with subsequent effect on income (loss)	163,185	5,178	(251,772)
Total comprehensive income (loss)	(7,154,821)	14,025,866	23,132,505
Attributable to
Controlling shareholders’	(7,184,313)	14,004,333	23,119,235
Non-controlling interest	R$ 29,492	R$ 21,533	R$ 13,270